UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2019

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
90,570	AAR Corp.	$ 3,058,549	0.72%

Books: Publishing or Publishing & Printing
125,800	John Wiley & Sons, Inc. - Class A	5,809,444	1.37%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
854,970	Landec Corporation *	8,985,735	2.13%

Commercial Printing
689,630	Quad/Graphics, Inc.	8,420,382	1.99%

Computer Communications Equipment
203,020	Electronics for Imaging, Inc. *	7,550,314	1.79%

Construction Machinery & Equipment
221,333	Columbus McKinnon Corporation	8,711,667	2.06%

Crude Petroleum & Natural Gas
662,470	Gulfport Energy Corporation *	4,339,178
714,180	QEP Resources, Inc. *	5,370,634
185,903	SilverBow Resources, Inc. *	3,372,280
226,250	SM Energy Company	3,604,163
		16,686,255	3.95%

Electronic Components & Accessories
270,279	Vishay Intertechnology Inc.	5,354,227	1.27%

Electric, Gas & Sanitary Services
1,092,340	Atlantic Power Corporation *	2,523,305	0.60%

Farm Machinery & Equipment
71,320	Alamo Group Inc.	7,391,605	1.75%

Fats & Oils
297,810	Darling Ingredients Inc. *	6,495,236	1.54%

Gaskets, Packaging & Sealing Devices & Rubber & Plastics Hose
47,500	EnPro Industries, Inc.	3,530,200	0.83%

General Industrial Machinery & Equipment
151,857	Twin Disc, Incorporated *	2,876,172	0.68%

Greeting Cards
239,483	CSS Industries Inc.	1,678,776	0.40%

Heavy Construction Other Than Building Construction - Contractors
873,626	Great Lakes Dredge & Dock Corporation *	8,937,194
450,000	Williams Industrial Services Group Inc. *	1,021,500
		9,958,694	2.36%

Household Audio & Video Equipment
117,970	Universal Electronics Inc. *	4,488,758	1.06%

Household Furniture
231,843	Kimball International, Inc. - Class B	3,630,661	0.86%

Instruments for Measuring & Testing of Electricity & Electric Signals
179,337	Allied Motion Technologies, Inc.	6,565,528	1.55%

Life Insurance
80,779	Primerica, Inc.	10,524,696	2.49%

Measuring & Controlling Devices
93,940	MTS Systems Corporation	5,164,821	1.22%

Metal Cans
233,820	Silgan Holdings Inc.	7,000,571	1.66%

Miscellaneous Electrical Machinery, Equipment & Supplies
187,987	Atkore International Group Inc. *	4,654,558	1.10%

Motor Vehicle Parts & Accessories
213,670	Delphi Technologies PLC * (United Kingdom)	4,728,517
226,710	Lydall, Inc. *	5,579,333
221,960	Stoneridge, Inc. *	6,976,203
		17,284,053	4.09%

Motors & Generators
82,730	Regal Beloit Corporation	7,038,668	1.66%

National Commercial Banks
120,291	Camden National Corporation	5,290,398
87,638	City Holding Company	6,956,704
96,760	Community Bank System Inc.	6,430,670
249,580	First Financial Bancorp	6,264,458
173,230	NBT Bancorp Inc.	6,586,205
45,224	Pinnacle Financial Partners, Inc.	2,626,158
		34,154,593	8.08%

Operative Builders
298,379	M/I Homes, Inc. *	8,405,336	1.99%

Periodicals: Publishing or Publishing & Printing
188,820	Meredith Corporation	11,140,380	2.63%

Printed Circuit Boards
210,299	Kimball Electronics, Inc. *	3,181,824	0.75%

Pulp Mills
563,061	Mercer International Inc. (Canada)	7,972,944	1.89%

Pumps & Pumping Equipment
51,664	Ampco-Pittsburgh Corporation	166,358	0.04%

Railroad Equipment
180,130	Freightcar America, Inc.	1,246,500	0.29%

Refrigeration & Service Industry Machinery
79,620	Standex International Corporation	5,260,493	1.24%

Retail - Eating Places
124,150	Dave & Buster’s Entertainment, Inc.	7,056,686	1.67%

Retail - Lumber & Other Building Materials Dealers
378,500	BMC Stock Holdings, Inc.*	7,789,530	1.84%

Retail - Retail Stores, NEC
117,830	Sally Beauty Holdings, Inc. *	2,085,591	0.49%

Rolling Drawing & Extruding of Nonferrous Metals
203,320	Global Brass and Copper Holdings, Inc.	8,822,055
16,000	Kaiser Aluminum Corporation	1,574,400
		10,396,455	2.46%

Sanitary Services
281,396	Heritage-Crystal Clean, Inc. *	8,084,507	1.91%

Savings Institution, Federally Chartered
235,533	OceanFirst Financial Corp.	5,930,721	1.40%

Semiconductors & Related Devices
399,230	Kulicke and Soffa Industries, Inc. (Singapore)	9,290,082	2.20%

Services - Computer Integrated Systems Design
215,550	Allscripts Healthcare Solutions, Inc.	2,127,478	0.50%

Services - Equipment Rental & Leasing, NEC
138,000	McGrath RentCorp	8,556,000
136,760	Triton International Limited (Bermuda)	4,506,242
		13,062,242	3.09%

Services - Help Supply Services
330,120	Kelly Services, Inc. - Class A	7,348,471	1.74%

Services - Miscellaneous Amusement & Recreation
371,680	SeaWorld Entertainment, Inc. *	9,894,122	2.34%

Services - To Dwellings & Other Buildings
280,093	ABM Industries Incorporated	10,635,131	2.52%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
74,583	Stepan Company	6,901,911	1.63%

State Commercial Banks
138,120	Bryn Mawr Bank Corp.	5,260,991
146,339	First Financial Corporation	6,024,777
108,490	Great Southern Bancorp, Inc.	6,286,995
76,239	Heartland Financial USA, Inc.	3,423,131
127,355	Lakeland Financial Corporation	6,081,201
185,747	Southside Bancshares, Inc.	6,525,292
167,740	Stock Yards Bancorp, Inc.	5,761,869
116,800	TriCo Bancshares	4,661,488
		44,025,744	10.40%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
74,030	Haynes International, Inc.	2,391,909	0.57%

Surety Insurance
61,372	NMI Holdings, Inc. *	1,723,326	0.41%

Truck & Bus Bodies
194,151	Miller Industries, Inc.	6,422,515	1.52%

Water, Sewer, Pipeline, Comm And Power Line Construction
42,890	Dycom Industries Inc. *	2,126,915	0.50%

Wholesale - Beer, Wine & Distilled Alcoholic Beverages
144,284	MGP Ingredients, Inc.	12,678,235	3.00%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	2,043,443	0.48%

Wholesale - Farm Product Raw Materials
221,247	The Andersons, Inc.	7,234,777	1.71%

Total for Common Stocks (Cost $338,242,850)		416,161,094	98.42%

MONEY MARKET FUNDS
6,968,740	Fidelity Investments Money Market Government Portfolio -
	Class I 2.31% ***	6,968,740	1.65%
(Cost $6,968,740)

Total Investment Securities		423,129,834	100.07%
	(Cost $345,211,590)

Liabilities in Excess of Other Assets		(309,953)	-0.07%

Net Assets		$ 422,819,881	100.00%

* Non-Income Producing Securities.
** Level 2 security.
*** The rate shown represents the 7-day yield at April 30, 2019.

See accompanying notes to Schedules of Investments.

Walthausen Select Value Fund
		Schedule of Investments
		April 30, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
6,600	Hub Group, Inc. - Class A *	$ 274,362	2.23%

Calculating & Accounting Machines (No Electronic Computers)
15,758	NCR Corporation *	456,194	3.72%

Computer Communications Equipment
6,620	Electronics For Imaging, Inc. *	246,198	2.00%

Crude Petroleum & Natural Gas
32,850	Callon Petroleum Company *	246,703
64,940	Southwestern Energy Company *	256,513
9,020	Whiting Petroleum Corporation *	247,058
		750,274	6.10%

Cutlery, Handtools & General Hardware
5,990	Simpson Manufacturing Co., Inc.	381,443	3.11%

Electrical Work
4,590	EMCOR Group, Inc.	386,203	3.14%

Electronic Components & Accessories
13,330	Vishay Intertechnology Inc.	264,067	2.15%

Fats & Oils
17,370	Darling Ingredients Inc. *	378,840	3.09%

Fire, Marine & Casualty Insurance
3,480	American Financial Group	360,284
5,915	AMERISAFE, Inc.	350,286
		710,570	5.78%

Heavy Construction Other than Building Construction - Contractors
8,740	Granite Construction Incorporated	392,339	3.20%

Hotels & Motels
8,280	Wyndham Destinations, Inc.	360,677	2.94%

Life Insurance
1,970	Primerica, Inc.	256,671	2.09%

Miscellaneous Industrial & Commercial Machinery & Equipment
4,195	Moog Inc. - Class A *	392,820	3.20%

Miscellaneous General Merchandise Stores
2,670	Casey's General Stores, Inc.	353,374	2.88%

Motor Vehicles & Passenger Car Bodies
5,585	Oshkosh Corporation	461,265	3.76%

National Commercial Banks
10,780	PacWest Bancorp	426,349	3.47%

Operative Builders
12,562	M.D.C. Holdings, Inc.	383,895	3.13%

Plastics Products, NEC
3,070	AptarGroup, Inc.	341,507	2.78%

Poultry Slaughtering and Processing
2,788	Sanderson Farms, Inc.	422,744	3.44%

Pumps & Pumping Equipment
4,810	ITT Inc.	291,246	2.37%

Retail - Eating Places
5,940	Dave & Buster's Entertainment, Inc.	337,630	2.75%

Rolling Drawing & Extruding of Nonferrous Metals
11,220	Mueller Industries, Inc.	327,287	2.67%

Services - Equipment Rental & Leasing, NEC
7,500	McGrath RentCorp	465,000	3.79%

Services - Hospitals
6,190	Encompass Health Corporation	398,946	3.25%

State Commercial Banks
4,695	Bank of Hawaii Corporation	386,774
10,300	Columbia Banking System, Inc.	386,662
4,194	Commerce Bancshares, Inc.	253,443
17,550	CVB Financial Corp.	380,835
		1,407,714	11.45%

Surety Insurance
5,410	Essent Group Ltd. (Bermuda)	256,705	2.09%

Transportation Services
4,100	GATX Corporation	316,233	2.58%

Water Supply
4,680	American States Water Company	333,076	2.71%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
7,790	World Fuel Services Corporation	240,321	1.96%

Total for Common Stocks (Cost $9,343,736)		12,013,950	97.83%

MONEY MARKET FUNDS
292,041	Fidelity Investments Money Market Government Portfolio -
	Class I 2.31% **	292,041	2.38%
(Cost $292,041)
Total Investment Securities		12,305,991	100.21%
	(Cost $9,635,777)

Liabilities in Excess of Other Assets		(26,253)	-0.21%

Net Assets		$ 12,279,738	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2019.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$345,211,590	$9,635,777
Gross Unrealized Appreciation	$102,967,886	$3,033,666
Gross Unrealized Depreciation	($25,049,642)	($363,452)
Net Unrealized Appreciation
(Depreciation) on Investments	$77,918,244	$2,670,214

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION

The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2019:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$416,161,094	$0	$0	$416,161,094
Money Market Funds	6,968,740	0	0	6,968,740
Total	$423,129,834	$0	$0	$423,129,834

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,013,950	$0	$0	$12,013,950
Money Market Funds	292,041	0	0	292,041
Total	$12,305,991	$0	$0	$12,305,991

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three-month period ended April 30, 2019.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2019.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           June 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           June 13, 2019

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:           June 13, 2019